Stock Options and Warrants - 2014 Warrant Exchange Agreements - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 11, 2014	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares of common stock issued for warrant exchange	44,665,783
Common stock reserved for future issuance		0	0	37,888,154
Warrants outstanding		7,762,500	7,762,500	44,983,988	3,500,000	6,569,550
Change in fair value of warrant liability		$ 1,271	$ 1,894	$ (754)	$ 38
Warrant exchange inducement expense		3,445	3,445
Warrant liability reclassified to equity upon warrant exchange			3,031
Value of common stock issued for warrant exchange			$ 6,428
Placement Agent Warrants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants outstanding		0	0	666,666
Series A Warrants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance	36,554,822			36,554,822
Warrants outstanding		0	0	36,554,822
Series A Warrants [Member] | Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares of common stock issued for warrant exchange	12,105,784
Series A Warrants [Member] | Placement Agent Warrants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants outstanding	666,666